Intangible Assets, Net (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Jul. 01, 2023 INR (₨)	Mar. 31, 2023 INR (₨)
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 1,417,318.2	$ 17,006.5	₨ 1,434,818.1
Less: Accumulated amortization	21,201.0	254.4	0.0
Total intangible assets, net	1,396,117.2	16,752.1	1,434,818.1	₨ 0.0
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	742,230.7	8,906.1	750,758.2
Investment management contract [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	369,785.6	4,437.1	369,785.6
Value of business acquired [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	221,738.5	2,660.6	221,738.5
Distribution network [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	50,570.8	606.9	59,543.2
Customer Relationship [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	29,874.9	358.4	29,874.9
Transferable Development Rights [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 3,117.7	$ 37.4	₨ 3,117.7